Offerings - Offering: 1	Apr. 27, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 987,955,376.00
Amount of Registration Fee	$ 136,436.64
Offering Note	N/A